Fair Value of Financial Instruments and Risk Management (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
Fair Value Hierarchy
The following table presents assets and liabilities that are accounted for at fair value on a recurring basis.

($ millions)	Level 1 (1)	Level 2 (1)	Level 3 (1)	Total
As at June 30, 2023
Assets
Energy contracts subject to regulatory deferral (2) (3)	—	82	—	82
Energy contracts not subject to regulatory deferral (2)	—	49	—	49
Foreign exchange contracts, total return swaps and interest rate lock (2)	—	7	—	7
Other investments (4)	144	—	—	144
	144	138	—	282
Liabilities
Energy contracts subject to regulatory deferral (3) (5)	—	(146)	—	(146)
Energy contracts not subject to regulatory deferral (5)	—	(7)	—	(7)
Cross-currency interest rate swaps (5)	—	(8)	—	(8)
	—	(161)	—	(161)
As at December 31, 2022
Assets
Energy contracts subject to regulatory deferral (2) (3)	—	304	—	304
Energy contracts not subject to regulatory deferral (2)	—	49	—	49
Other investments (4)	150	—	—	150
	150	353	—	503
Liabilities
Energy contracts subject to regulatory deferral (3) (5)	—	(164)	—	(164)
Energy contracts not subject to regulatory deferral (5)	—	(8)	—	(8)
Foreign exchange contracts, total return and cross-currency interest rate swaps (5)	—	(26)	—	(26)
	—	(198)	—	(198)
(1)Under the hierarchy, fair value is determined using: (i) level 1 - unadjusted quoted prices in active markets; (ii) level 2 - other pricing inputs directly or indirectly observable in the marketplace; and (iii) level 3 - unobservable inputs, used when observable inputs are not available. Classifications reflect the lowest level of input that is significant to the fair value measurement.
(2)Included in accounts receivable and other current assets or other assets
(3)Unrealized gains and losses arising from changes in fair value of these contracts are deferred as a regulatory asset or liability for recovery from, or refund to, customers in future rates as permitted by the regulators, with the exception of long-term wholesale trading contracts and certain gas swap contracts.
(4)Included in cash and cash equivalents and other assets
(5)Included in accounts payable and other current liabilities or other liabilities

Derivative Asset Contracts Under Master Netting Agreements and Collateral Positions
The Corporation has elected gross presentation for its derivative contracts under master netting agreements and collateral positions, which apply only to its energy contracts. The following table presents the potential offset of counterparty netting.

	Gross Amount	Counterparty
	Recognized in	Netting of	Cash Collateral
($ millions)	Balance Sheet	Energy Contracts	Received/Posted	Net Amount
As at June 30, 2023
Derivative assets	131	(34)	28	125
Derivative liabilities	(153)	34	—	(119)

As at December 31, 2022
Derivative assets	353	(54)	(63)	236
Derivative liabilities	(172)	54	—	(118)

Derivative Liability Contracts Under Master Netting Agreements and Collateral Positions
The Corporation has elected gross presentation for its derivative contracts under master netting agreements and collateral positions, which apply only to its energy contracts. The following table presents the potential offset of counterparty netting.

	Gross Amount	Counterparty
	Recognized in	Netting of	Cash Collateral
($ millions)	Balance Sheet	Energy Contracts	Received/Posted	Net Amount
As at June 30, 2023
Derivative assets	131	(34)	28	125
Derivative liabilities	(153)	34	—	(119)

As at December 31, 2022
Derivative assets	353	(54)	(63)	236
Derivative liabilities	(172)	54	—	(118)

Schedule of Volume of Derivative Activity
As at June 30, 2023, the Corporation had various energy contracts that will settle on various dates through 2029. The volumes related to electricity and natural gas derivatives are outlined below.

	As at
	June 30,	December 31,
	2023	2022
Energy contracts subject to regulatory deferral (1)
Electricity swap contracts (GWh)	447	586
Electricity power purchase contracts (GWh)	440	224
Gas swap contracts (PJ)	173	185
Gas supply contract premiums (PJ)	134	148
Energy contracts not subject to regulatory deferral (1)
Wholesale trading contracts (GWh)	3,960	1,886
Gas swap contracts (PJ)	26	34
(1)GWh means gigawatt hours and PJ means petajoules.